COMPOSITION OF CERTAIN FINANCIAL STATEMENT ITEMS	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Composition Of Certain Financial Statement Items
COMPOSITION OF CERTAIN FINANCIAL STATEMENT ITEMS

NOTE 2 – COMPOSITION OF CERTAIN FINANCIAL STATEMENT ITEMS

Property and Equipment

The following table sets forth the components of the Company’s property and equipment at September 30, 2021 and December 31, 2020:

	September 30, 2021			December 31, 2020
	Cost	Accumulated Depreciation	Net Book Value	Cost	Accumulated Depreciation	Net Book Value

Computers and office equipment	$3,854	$(1,597)	$2,257	$3,880	$(573)	$3,307
Machinery and equipment	341,348	(279,285)	62,063	348,376	(271,107)	77,269
Vehicles	121,731	(121,731)	–	127,416	(118,716)	8,700
Total fixed assets	$466,933	$(402,613)	$64,320	$479,672	$(390,396)	$89,276

For the three and nine months ended September 30, 2021, the Company recorded depreciation expense of $4,518 and $28,126, respectively, and for the three and nine months ended September 30, 2020, the Company recorded depreciation expense of $4,271 and $29,393, respectively.

Intangible Assets

Intangible assets consist of mining rights are not amortized as the mining rights are perpetual. The carrying value was $1,336,173 and $407,467 at September 30, 2021 and December 31, 2020, respectively.

Equity Investments without Readily Determinable Fair Values

On October 2, 2017, the Company entered into an exchange agreement whereby it issued 25,000,000 shares of its common stock in exchange for 500,000 shares of Ares Resources Corporation. The Company’s chief executive officer also serves as an officer of Ares Resources Corporation, thus making it a related party under common ownership and control. The shares were recorded at $150,000, or $0.006 per share. The shares were valued based upon the lowest market price of the Company’s common stock on the date the agreement.

On March 11, 2020, the Company issued 53,947,368 shares of common stock to Lancaster Brazil Fund pursuant to an addendum to the share exchange agreement dated September 28, 2018. The Company recorded a loss on exchange of equity with a related party of $76,926 representing the fair value of the additional shares of common stock issued.

Under ASC 321-10, the Company elected to use a measurement alternative for its equity investment that does not have a readily determinable fair value. As such, the Company measured its investment at cost, less any impairment, plus or minus any changes resulting from observable price changes in orderly transactions for an identical or similar investment of the same issuer. The Company owns less than 5% of the total shares outstanding of Ares Resources Corporation.

As of September 30, 2021, no change in the value of the Ares common stock was recorded as the recorded value still approximated fair value.

Accounts Payable and Accrued Liabilities

	September 30, 2021	December 31, 2020
Accounts payable and other accruals	$291,254	$327,704
Mineral rights payable	686,839	–
Accrued interest	3,010	324,415
Total	$981,103	$652,119

NOTE 2 – COMPOSITION OF CERTAIN FINANCIAL STATEMENT ITEMS

Property and Equipment, Net

The following table sets forth the components of the Company’s property and equipment at December 31, 2020 and December 31, 2019:

	December 31, 2020			December 31, 2019
	Cost	Accumulated Depreciation	Net Book Value	Cost	Accumulated Depreciation	Net Book Value
Capital assets subject to depreciation:
Computers and office equipment	$3,880	$(573)	$3,307	$2,144	$(739)	$1,405
Machinery and equipment	348,376	(271,107)	77,269	435,659	(298,845)	136,814
Vehicles	127,416	(118,716)	8,700	164,275	(129,692)	34,583
Total fixed assets	$479,672	$(390,396)	$89,276	$602,078	$(429,276)	$172,802

For the years ended December 31, 2020 and 2019, the Company recorded depreciation expense of $47,765 and $63,457, respectively.

Intangible Assets

Intangible assets consist of mining rights are not amortized as the mining rights are perpetual. The carrying value was $407,467 and $509,862 at December 31, 2020 and 2019, respectively.

BRAZIL MINERALS, INC.
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Equity Investments without Readily Determinable Fair Values

On October 2, 2017, the Company entered into an exchange agreement whereby it issued 25,000,000 shares of its common stock in exchange for 500,000 shares of Ares Resources Corporation. The Company’s chief executive officer also serves as an officer of Ares Resources Corporation, thus making it a related party under common ownership and control. The shares were recorded at $150,000, or $0.006 per share. The shares were valued based upon the lowest market price of the Company’s common stock on the date the agreement.

On March 11, 2020, the Company issued 53,947,368 shares of common stock to Lancaster Brazil Fund pursuant to an addendum to the share exchange agreement dated September 28, 2018. The Company recorded a loss on exchange of equity with a related party of $76,926 representing the fair value of the additional shares of common stock issued.

Under ASC 321-10, the Company elected to use a measurement alternative for its equity investment that does not have a readily determinable fair value. As such, the Company measured its investment at cost, less any impairment, plus or minus any changes resulting from observable price changes in orderly transactions for an identical or similar investment of the same issuer. The Company owns less than 5% of the total shares outstanding of Ares Resources Corporation.

Accounts Payable and Accrued Liabilities

	December 31, 2020	December 31, 2019
Accounts payable and other accruals	$327,704	$153,693
Accrued interest	324,415	496,448
Total	$652,119	$650,141